Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
	December 31, 2019	December 31, 2020	December 31, 2020
	RMB	RMB	USD
Office electronic equipment	1,677,900	1,859,484	284,982
Office fixtures and furniture	85,368	88,577	13,575
Leasehold improvements	1,153,205	1,368,922	209,800
Subtotal	2,916,473	3,316,983	508,357
Less: accumulated depreciation	(2,147,005)	(2,587,771)	(396,599)
Total	769,468	729,212	111,758